PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total	$ 1,862	$ 2,065
Short-term provisions	455	588
Long-term provisions	1,407	1,477
Environmental
Disclosure of other provisions [line items]
Total	459	620
Emission rights
Disclosure of other provisions [line items]
Total	160	29
Asset retirement obligations
Disclosure of other provisions [line items]
Total	367	380
Site restoration
Disclosure of other provisions [line items]
Total	114	147
Staff related obligations
Disclosure of other provisions [line items]
Total	145	162
Voluntary separation plans
Disclosure of other provisions [line items]
Total	36	32
Litigation and contingencies (see note 14)
Disclosure of other provisions [line items]
Total	317	349
Tax claims
Disclosure of other provisions [line items]
Total	81	81
Other legal claims and contingencies
Disclosure of other provisions [line items]
Total	236	268
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Total	24	29
Other
Disclosure of other provisions [line items]
Total	$ 240	$ 317